Income Opportunities Fund	January 31, 2025

Schedule of Investments (Unaudited)
(Stated in United States Dollars, unless otherwise noted)
(in thousands, except share data)
Issuer	Asset	Reference Rate & Spread	Maturity Date	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 71.38%

Aerospace & Defense - 0.31%
Ultra Electronics Holdings Ltd	TL 1L B 11/21 EUR	EURIBOR + 3.75%	8/6/2029	EUR	425	$440
Vertex Aerospace Services LLC	TL 1L B 12/21	SOFR + 2.25%	12/6/2030	USD	673	676

Alternative Carriers - 3.46%
Level 3 Financing Inc	TL 1L B1 03/24	SOFR + 6.56%	4/15/2029	USD	2,868	2,911
Level 3 Financing Inc	TL 1L B2 03/24	SOFR + 6.56%	4/15/2030	USD	4,680	4,742
Lumen Technologies Inc	TL 1L B2 03/24	SOFR + 2.35%	4/15/2030	USD	3,321	3,104
Virgin Media Ireland Ltd	TL 1L B1 06/21 EUR	EURIBOR + 3.58%	7/15/2029	EUR	1,623	1,672

Application Software - 7.54%
Ellucian Inc	TL 2L 11/24	SOFR + 4.75%	11/22/2032	USD	1,109	1,137
Envestnet Inc	TL 1L 09/24	SOFR + 3.50%	11/25/2031	USD	543	550
Industrial & Financial Systems IFS AB	TL 1L B 03/21 EUR	EURIBOR + 3.15%	3/31/2028	EUR	1,187	1,236
Qlik Technologies Inc	TL 1L 11/24	SOFR + 3.25%	10/26/2030	USD	1,254	1,268
Qualtrics International Inc	TL 1L B 06/24	SOFR + 2.75%	6/28/2030	USD	541	544
Solera LLC	TL 2L 06/21 PIK Toggle	SOFR + 9.00%	6/4/2029	USD	11,527	11,527	(a) (b) (d)
TIBCO Software Inc	TL 1L B 10/24	SOFR + 3.75%	3/21/2031	USD	2,205	2,223
TIBCO Software Inc	TL 1L B 11/24	SOFR + 3.50%	3/30/2029	USD	6,864	6,917
Unit4 NV	TL 1L 04/21 EUR	EURIBOR + 3.50%	6/29/2028	EUR	1,586	1,653

Automotive Parts & Equipment - 4.59%
Belron Finance Ltd	TL 1L B 09/24	SOFR + 2.75%	10/16/2031	USD	541	546
Clarios Global LP	TL 1L B 01/25 EUR	EURIBOR + 3.25%	1/15/2032	EUR	746	776
Innovative XCessories & Services LLC	TL 1L 02/20	SOFR + 4.25%	3/5/2027	USD	8,608	8,609
Parts Authority Inc	TL 1L 10/20	SOFR + 3.75%	10/28/2027	USD	6,660	5,884
Parts Europe SA	TL 1L 10/24 EUR	EURIBOR + 3.25%	2/2/2031	EUR	637	667

Broadcasting - 4.34%
NEP Broadcasting LLC	TL 1L 12/23 (2020 A&E)	1.50% PIK, SOFR + 8.25%	6/1/2026	USD	1,612	1,645	(b) (d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E EUR)	1.50% PIK, EURIBOR + 3.50%	8/19/2026	EUR	8,285	7,514	(d)
NEP Broadcasting LLC	TL 1L B 12/23 (2019 A&E)	1.50% PIK, SOFR + 3.25%	8/19/2026	USD	486	439	(d)
NEP Broadcasting LLC	TL 2L 09/18	SOFR + 7.00%	10/19/2026	USD	7,495	5,986

Broadline Retail - 0.55%
AutoScout24 GmbH	TL 1L B 10/24 EUR	EURIBOR + 3.75%	12/10/2031	EUR	1,894	1,979

Building Products - 0.39%
DiversiTech Holdings Inc	TL 2L B 12/21	SOFR + 6.75%	12/21/2029	USD	1,381	1,399

Cable & Satellite - 2.11%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	SOFR + 3.25%	9/25/2026	USD	7,388	6,638	(a)
Virgin Media Inc	TL 1L 09/19	SOFR + 2.50%	1/31/2028	USD	947	934

Casinos & Gaming - 0.59%
Entain PLC	TL 1L B 04/24	SOFR + 2.75%	10/31/2029	USD	389	391
Tackle Sarl	TL 1L 04/21 EUR	EURIBOR + 3.50%	5/22/2028	EUR	1,659	1,728

Commercial Printing - 2.08%
Multi-Color Corp	TL 1L B 10/21 EUR	EURIBOR + 5.00%	10/29/2028	EUR	7,808	7,469

Commodity Chemicals - 5.08%
Plaskolite, LLC	TL 1L 04/21	SOFR + 4.00%	12/15/2025	USD	14,542	14,023
SI Group Inc	TL 1L B-1A 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	1,758	1,292	(d)
SI Group Inc	TL 1L B-1B 09/24	0.75% PIK, SOFR + 4.75%	10/16/2028	USD	3,937	2,893	(d)

Construction & Engineering - 0.75%
Brand Energy & Infrastructure Services Inc	TL 1L B 04/24	SOFR + 4.50%	8/1/2030	USD	2,736	2,701

Construction Machinery & Heavy Transportation Equipment - 0.66%
Accuride Corp	TL 1L 10/24 DIP Financing	10.00% PIK	4/19/2025	USD	1,872	1,557	(a) (b) (d)
Accuride Corp	TL 1L B 07/23		5/18/2026	USD	5,564	-	(a) (b) (e)
Accuride Corp	TL 1L DD 10/24	SOFR + 10.00%	4/19/2025	USD	962	800	(a) (b) (h)

Construction Materials - 0.25%
Quimper AB	TL 1L B 11/24 EUR	EURIBOR + 3.75%	3/31/2030	EUR	857	894

Consumer Finance - 0.15%
Edelman Financial Engines Center LLC/The	TL 1L B 12/24	SOFR + 3.00%	4/7/2028	USD	544	549

Consumer Staples Merchandise Retail - 0.46%
Morrisons (Market Bidco Limited)	TL 1L 10/24 EUR	EURIBOR + 4.50%	11/4/2030	EUR	1,603	1,665

Data Processing & Outsourced Services - 1.71%
West Corp	TL 1L B3 01/23	SOFR + 4.00%	4/10/2027	USD	8,712	6,123

Diversified Chemicals - 0.15%
Hexion International Cooperatief UA	TL 1L 12/24	SOFR + 4.00%	3/15/2029	USD	544	546

Diversified Metals & Mining - 0.54%
Foresight Energy LLC	TL 1L A 06/20	SOFR + 8.00%	6/30/2027	USD	2,118	1,953	(a) (b)

Diversified Support Services - 0.26%
Legence Holdings LLC (aka Therma)	TL 1L 09/21	SOFR + 3.50%	12/16/2027	USD	922	928

Education Services - 0.67%
IU Finance Management GmbH	TL 1L B 11/24 EUR	EURIBOR + 3.75%	12/8/2031	EUR	1,215	1,265
Markermeer Finance BV	TL 1L B 01/20 EUR	EURIBOR + 3.00%	1/29/2027	EUR	1,113	1,150

Electronic Components - 0.39%
CommScope Inc	TL 1L 12/24	SOFR + 5.50%	12/17/2029	USD	1,363	1,396

Environmental & Facilities Services - 1.57%
Brock Group LLC/The	TL 1L B 04/24	SOFR + 6.00%	5/2/2030	USD	5,603	5,638

Financial Exchanges & Data - 0.15%
IntraFi Network LLC	TL 1L 07/24	SOFR + 4.00%	7/31/2031	USD	545	547

Health Care Equipment - 3.04%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR + 5.50%	6/1/2026	USD	7,943	7,903	(a) (d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	9.00% PIK, SOFR + 1.00%	6/1/2026	USD	1,172	1,180	(a) (b) (d)
Siemens Audiology Solutions	TL 1L B3 09/24	EURIBOR + 4.00%	2/28/2029	EUR	759	791
Viant Medical Holdings Inc	TL 1L 10/24	SOFR + 4.00%	10/29/2031	USD	998	1,014

Health Care Facilities - 0.93%
Independent Vetcare Ltd	TL 1L 01/24	EURIBOR + 4.00%	11/20/2028	EUR	759	789
LifePoint Hospitals Inc	TL 1L B 09/24	SOFR + 3.75%	5/17/2031	USD	286	286
Mehilainen Oy	TL 1L B5 07/24 EUR	EURIBOR + 4.00%	8/5/2031	EUR	1,237	1,292
ScionHealth	TL 1L B 12/21	SOFR + 5.25%	12/23/2028	USD	1,694	979

Health Care Services - 1.13%
Affidea BV	TL 1L B 02/24 EUR	EURIBOR + 4.50%	7/22/2029	EUR	1,190	1,240
CHG Healthcare Services Inc	TL 1L B1 12/24	SOFR + 3.00%	9/29/2028	USD	904	912
Inizio Group Ltd	TL 1L B 08/21 EUR	EURIBOR + 4.00%	8/19/2028	EUR	762	790
Paradigm Acquisition Corp	TL 1L B 10/24	SOFR + 3.25%	5/6/2031	USD	6	6
Sotera Health Holdings LLC	TL 1L 05/24	SOFR + 3.25%	5/30/2031	USD	546	548
Southern Veterinary Partners LLC	TL 1L 10/24	SOFR + 3.25%	12/4/2031	USD	542	547

Health Care Supplies - 0.46%
Cooper Consumer Health SASU	TL 1L B 04/21 EUR	EURIBOR + 3.75%	11/6/2028	EUR	1,600	1,667

Health Care Technology - 1.44%
Milano Acquisition Corp	TL 1L 08/20	SOFR + 4.00%	10/1/2027	USD	4,828	4,609
Zelis Healthcare Corp	TL 1L B 01/24	SOFR + 2.75%	9/28/2029	USD	546	548

Hotels, Resorts & Cruise Lines - 1.38%
B&B Hotels SAS	TL 1L B6 01/25 EUR	EURIBOR + 3.75%	3/21/2031	EUR	2,054	2,138
HNVR Holdco Ltd	TL 1L B-3 03/24 EUR	EURIBOR + 4.25%	9/12/2028	EUR	735	766
Playa Resorts Holding BV	TL 1L B 11/22	SOFR + 2.75%	1/5/2029	USD	1,258	1,264
Travel + Leisure Co	TL 1L B 12/24	SOFR + 2.50%	12/14/2029	USD	762	765

Human Resource & Employment Services - 0.58%
SIRVA Worldwide Inc	TL 1L 08/24	SOFR + 8.00%	2/20/2029	USD	302	302	(a) (b)
SIRVA Worldwide Inc	TL 1L 08/24	5.00% PIK, SOFR + 3.00%	8/20/2029	USD	1,287	1,287	(a) (b) (d)
SIRVA Worldwide Inc	TL 1L DD 08/24	SOFR + 8.00%	2/20/2029	USD	749	474	(a) (b) (h)

Industrial Machinery & Supplies & Components - 0.23%
Engineered Machinery Holdings Inc	TL 2L 08/21	SOFR + 6.00%	5/21/2029	USD	290	292
ProMach Group Inc	TL 1L B 08/24	SOFR + 3.50%	8/31/2028	USD	540	545

Insurance Brokers - 1.13%
Ardonagh Group Ltd/The	TL 1L B 06/24 EUR	EURIBOR + 4.25%	2/15/2031	EUR	2,365	2,461
Howden Group Holdings Ltd	TL 1L 11/24 EUR	EURIBOR + 3.50%	2/15/2031	EUR	1,512	1,577

Internet Services & Infrastructure - 0.47%
team.blue Finco SARL	TL 1L 06/24 EUR	EURIBOR + 3.70%	9/30/2029	EUR	1,602	1,668

IT Consulting & Other Services - 1.18%
Sabre Inc	TL 1L B1 06/21	SOFR + 3.50%	12/17/2027	USD	21	20
Sabre Inc	TL 1L B1 11/24	SOFR + 6.00%	11/15/2029	USD	4,148	4,158
Sabre Inc	TL 1L B2 06/21	SOFR + 3.50%	12/17/2027	USD	12	12
Sabre Inc	TL 1L B2 11/24	SOFR + 6.00%	11/15/2029	USD	29	28

Leisure Facilities - 6.35%
Aimbridge Acquisition Co Inc	TL 1L B 09/20		2/2/2026	USD	2,236	1,420	(a) (e)
Aimbridge Acquisition Co Inc	TL 1L B 10/19		2/2/2026	USD	9,809	6,245	(a) (e)
ClubCorp Club Operations Inc	TL 1L 10/23	SOFR + 5.00%	9/18/2026	USD	11,174	11,237
World Choice Investments LLC	TL 1L B 07/24	SOFR + 4.75%	8/13/2031	USD	3,864	3,883

Leisure Products - 0.80%
Topgolf Callaway Brands Corp	TL 1L B 03/23	SOFR + 3.00%	3/15/2030	USD	2,867	2,868

Life Sciences Tools & Services - 0.17%
Clinigen Ltd	TL 1L B 06/24	EURIBOR + 4.25%	4/13/2029	EUR	592	616

Oil & Gas Equipment & Services - 0.57%
WaterBridge NDB Operating LLC	TL 1L B 04/24	SOFR + 4.00%	5/10/2029	USD	2,001	2,027

Oil & Gas Storage & Transportation - 1.67%
Brazos Midstream Holdings LLC	TL 1L B 04/24	SOFR + 3.50%	2/11/2030	USD	1,033	1,043
NGL Energy Partners LP / NGL Energy Finance Corp	TL 1L B 01/24	SOFR + 3.75%	2/3/2031	USD	1,218	1,225
UGI Energy Services LLC	TL 1L B 06/24	SOFR + 2.50%	2/22/2030	USD	929	938
WaterBridge Midstream Operating LLC	TL 1L B 06/24	SOFR + 4.75%	6/27/2029	USD	2,771	2,778

Packaged Foods & Meats - 0.47%
Valeo Foods Group Ltd	TL 1L 05/21 EUR	EURIBOR + 3.75%	9/29/2028	EUR	1,609	1,671

Pharmaceuticals - 1.08%
Antigua Bidco Ltd	TL 1L 05/24 EUR	EURIBOR + 4.25%	2/28/2030	EUR	1,244	1,284
Dechra Pharmaceuticals Ltd	TL 1L B 12/24 (EUR)	EURIBOR + 3.50%	12/4/2031	EUR	1,560	1,627
Nidda Healthcare Holding AG	TL 1L B2 06/24 EUR	EURIBOR + 4.00%	2/21/2030	EUR	906	946	(a)

Publishing - 0.41%
Emerald Expositions Holding Inc	TL 1L B 01/25	SOFR + 3.75%	1/23/2032	USD	1,475	1,485

Renewable Electricity - 1.32%
WIN Waste Innovations	TL 1L B 03/21	SOFR + 2.75%	3/24/2028	USD	4,868	4,746

Soft Drinks & Non-alcoholic Beverages - 0.08%
Triton Water Holdings Inc	TL 1L B 03/21	SOFR + 3.25%	3/31/2028	USD	285	287

Specialized Finance - 0.18%
Alter Domus Sarl	TL 1L B 05/24	SOFR + 3.50%	10/30/2031	USD	649	657
Alter Domus Sarl	TL 1L DD 05/24	SOFR + 3.50%	10/30/2031	USD	48	1	(h)

Specialty Chemicals - 5.27%
Champion/DSM engg	TL 1L B1 03/23	EURIBOR + 5.50%	3/29/2030	EUR	1,441	1,466
Champion/DSM engg	TL 1L B1 03/23 (USD)	SOFR + 5.50%	3/29/2030	USD	5,521	5,344
Flint Group GmbH	TL 1L 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 0.10%	12/31/2027	EUR	406	369	(d)
Flint Group GmbH	TL 2L B 09/23 PIK (HoldCo) EUR	6.90% PIK, EURIBOR + 0.10%	12/31/2027	EUR	339	65	(d)
Solenis International LP	TL 1L B 05/24 EUR	EURIBOR + 3.75%	6/20/2031	EUR	493	515
Vantage Specialty Chemicals Inc	TL 1L B 02/23	SOFR + 4.75%	10/26/2026	USD	11,250	11,132	(a)

Systems Software - 1.48%
Precisely Software Inc	TL 1L B 10/21	SOFR + 4.00%	4/24/2028	USD	553	550
Precisely Software Inc	TL 2L 03/21	SOFR + 7.25%	4/23/2029	USD	2,401	2,355
Seine Holdco SAS	TL 1L 11/23 Add-on Eur	EURIBOR + 3.50%	1/11/2031	EUR	1,413	1,470
SolarWinds Holdings Inc	TL 1L B 06/24	SOFR + 2.75%	2/5/2030	USD	934	941

Trading Companies & Distributors - 0.59%
FleetPride Corporation	TL 2L 01/19	SOFR + 8.75%	12/21/2026	USD	2,156	2,102

Wireless Telecommunication Services - 0.22%
Odido Holding BV	TL 1L B 10/21 EUR	EURIBOR + 3.90%	3/30/2029	EUR	758	792
TOTAL LEVERAGED LOANS (Amortized cost $271,888)						$256,067

High Yield Securities - 68.37%

Alternative Carriers - 4.78%
iliad SA	8.500% 04/2031 (USD)		4/15/2031	USD	2,446	$2,628	(f)
Level 3 Financing Inc	10.000% 10/2032		10/15/2032	USD	2,817	2,817	(f)
Level 3 Financing Inc	3.875% 10/2030		10/15/2030	USD	743	583	(f)
Level 3 Financing Inc	4.000% 04/2031		4/15/2031	USD	5,268	4,135	(f)
Zayo Group LLC	4.000% 03/2027		3/1/2027	USD	7,407	6,997	(f)

Application Software - 1.99%
Cision Ltd	9.500% 02/2028		2/15/2028	USD	6,449	2,999	(a) (f)
Dye & Durham Ltd	8.625% 04/2029		4/15/2029	USD	1,965	2,056	(f)
TIBCO Software Inc	9.000% 09/2029		9/30/2029	USD	2,044	2,095	(f)

Asset Management & Custody Banks - 0.46%
Hightower Holding LLC	9.125% 01/2030		1/31/2030	USD	1,564	1,650	(f)

Automotive Parts & Equipment - 0.80%
Garrett Motion Inc	7.750% 05/2032		5/31/2032	USD	650	663	(f)
Truck Hero Inc	6.250% 02/2029		2/1/2029	USD	2,535	2,207	(f)

Automotive Retail - 1.31%
Mavis Discount Tire Inc	6.500% 05/2029		5/15/2029	USD	4,846	4,703	(f)

Biotechnology - 0.39%
Immunocore Holdings PLC	2.500% 02/2030		2/1/2030	USD	1,643	1,408	(f)

Broadline Retail - 0.28%
Bubbles Bidco SPA	4.250% 09/2031 EUR FRN		9/30/2031	EUR	976	1,020	(f)

Building Products - 4.43%
Oldcastle Buildingenvelope Inc	9.500% 04/2030		4/15/2030	USD	8,863	8,610	(f)
PrimeSource Building Products Inc	5.625% 02/2029		2/1/2029	USD	4,654	4,000	(f)
PrimeSource Building Products Inc	6.750% 08/2029		8/1/2029	USD	3,680	3,270	(f)

Cable & Satellite - 6.86%
Block Communications Inc	4.875% 03/2028		3/1/2028	USD	4,570	4,283	(f)
Cable One Inc	0.000% 03/2026		3/15/2026	USD	6,731	6,344	(c)
Cable One Inc	4.000% 11/2030		11/15/2030	USD	3,983	3,260	(f)
Cablevision Lightpath LLC	5.625% 09/2028		9/15/2028	USD	6,266	5,896	(f)
CSC Holdings LLC (Altice USA)	11.750% 01/2029		1/31/2029	USD	608	605	(f)
CSC Holdings LLC (Altice USA)	4.125% 12/2030		12/1/2030	USD	5,589	4,225	(f)

Casinos & Gaming - 1.48%
Allwyn International AS	7.250% 04/2030		4/30/2030	EUR	997	1,104	(f)
Great Canadian Gaming Corp	8.750% 11/2029		11/15/2029	USD	4,056	4,213	(f)

Commercial Printing - 0.36%
Multi-Color Corp	9.500% 11/2028		11/1/2028	USD	1,302	1,281	(f)

Commodity Chemicals - 0.10%
Mativ Holdings Inc	8.000% 10/2029		10/1/2029	USD	384	366	(f)

Construction & Engineering - 4.07%
Brand Energy & Infrastructure Services Inc	10.375% 06/2029		8/1/2030	USD	5,146	5,309	(f)
Maxim Crane Works LP / Maxim Finance Corp	11.500% 09/2028		9/1/2028	USD	7,960	8,395	(f)
thyssenkrupp Elevator AG	6.625% 07/2028 SUN		7/15/2028	EUR	862	899	(f)

Consumer Staples Merchandise Retail - 0.31%
Morrisons (Market Bidco Limited)	4.750% 11/2027		11/4/2027	EUR	1,069	1,095	(f)

Diversified Banks - 0.43%
JPMorgan Chase & Co	6.500% 01/2030		Perpetual	USD	1,511	1,532

Diversified Chemicals - 2.73%
Chemours Co/The	4.625% 11/2029		11/15/2029	USD	3,236	2,876	(f)
Chemours Co/The	5.375% 05/2027		5/15/2027	USD	320	314
Chemours Co/The	5.750% 11/2028		11/15/2028	USD	3,022	2,870	(f)
Chemours Co/The	8.000% 01/2033		1/15/2033	USD	2,739	2,718	(f)
Fire BC SpA	10.000% 02/2028		2/6/2028	EUR	933	1,022	(f)

Diversified Support Services - 3.52%
Allied Universal Holdco LLC	6.000% 06/2029		6/1/2029	USD	3,079	2,852	(f)
Allied Universal Holdco LLC	9.750% 07/2027		7/15/2027	USD	3,552	3,577	(f)
Garda World Security Corp	8.250% 08/2032		8/1/2032	USD	2,515	2,589	(f)
Garda World Security Corp	8.375% 10/2032		11/15/2032	USD	2,793	2,886	(f)
Techem Energy Services GmbH/Germany	6.000% 07/2026		7/30/2026	EUR	710	738	(f)

Electronic Components - 1.79%
CommScope Inc	5.000% 03/2027		3/15/2027	USD	3,090	2,788	(f)
CommScope Inc	8.250% 03/2027		3/1/2027	USD	3,810	3,640	(f)

Food Retail - 0.34%
Irca SpA/Gallarate	3.750% 12/2029		12/15/2029	EUR	1,178	1,233	(f)

Health Care Technology - 0.86%
Teladoc Health Inc	1.250% 06/2027		6/1/2027	USD	3,437	3,073

Heavy Electrical Equipment - 0.29%
Innomotics GmbH	6.250% 10/2031		10/15/2031	EUR	997	1,058	(f)

Hotels, Resorts & Cruise Lines - 6.35%
Marriott Ownership Resorts Inc	0.000% 01/2026		1/15/2026	USD	1,180	1,132	(c)
NCL Corp Ltd	1.125% 02/2027		2/15/2027	USD	9,589	10,459
Sani/Ikos Financial Holdings 1 Sarl	7.250% 07/2030		7/31/2030	EUR	1,252	1,368	(f)
Viking Cruises Ltd	9.125% 07/2031		7/15/2031	USD	9,057	9,823	(f)

Household Products - 0.09%
Energizer Holdings Inc	6.500% 12/2027		12/31/2027	USD	313	318	(f)

Industrial Machinery & Supplies & Components - 3.10%
SPX FLOW Inc	8.750% 04/2030		4/1/2030	USD	10,681	11,109	(f)

Insurance Brokers - 0.75%
Ardonagh Group Ltd/The	6.875% 02/2031 (EUR)		2/15/2031	EUR	2,515	2,687	(f)

Interactive Media & Services - 0.37%
Kantar Group Ltd/The	5.750% 10/2026		10/31/2026	EUR	1,261	1,310	(f)

IT Consulting & Other Services - 1.32%
Centurion Bidco SpA	5.875% 09/2026		9/30/2026	EUR	1,034	1,073	(f)
Centurion Bidco SpA	8.625% 02/2030		2/15/2030	EUR	422	454	(f)
Sabre Inc	10.750% 11/2029		11/15/2029	USD	445	461	(f)
Sabre Inc	8.625% 06/2027		6/1/2027	USD	2,735	2,752	(f)

Leisure Facilities - 3.09%
Cedar Fair LP	5.375% 04/2027		4/15/2027	USD	433	431
Merlin Entertainments PLC	4.500% 11/2027		11/15/2027	EUR	2,000	2,010	(f)
Merlin Entertainments PLC	6.625% 11/2027		11/15/2027	USD	5,811	5,601	(f)
Merlin Entertainments PLC	7.375% 06/2030		6/15/2030	EUR	662	713	(f)
Merlin Entertainments PLC	8.375% 02/2032		2/15/2032	USD	2,306	2,322	(f)

Leisure Products - 0.27%
Inter Media and Communication SpA	6.750% 02/2027		2/9/2027	EUR	901	951	(f)

Marine Ports & Services - 0.81%
Direct ChassisLink Inc	7.750% 11/2029		11/15/2029	USD	2,839	2,922	(f)

Oil & Gas Equipment & Services - 0.16%
Archrock Partners LP / Archrock Partners Finance Corp	6.875% 04/2027		4/1/2027	USD	148	148	(f)
Aris Water (fka Solaris Midstream Holdings LLC)	7.625% 04/2026		4/1/2026	USD	421	423	(f)

Oil & Gas Exploration & Production - 0.19%
Sitio Royalties Corp	7.875% 11/2028		11/1/2028	USD	660	686	(f)

Oil & Gas Storage & Transportation - 2.81%
Genesis Energy	8.000% 01/2027		1/15/2027	USD	356	363
Genesis Energy	8.875% 04/2030		4/15/2030	USD	1,420	1,473
Global Partners LP / GLP Finance Corp	7.000% 08/2027		8/1/2027	USD	420	422
NGL Energy Partners LP / NGL Energy Finance Corp	8.125% 02/2029		2/15/2029	USD	2,580	2,650	(f)
NGL Energy Partners LP / NGL Energy Finance Corp	8.375% 02/2032		2/15/2032	USD	3,473	3,575	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	6.000% 03/2027		3/1/2027	USD	317	316	(f)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp	7.375% 02/2029		2/15/2029	USD	1,266	1,290	(f)

Packaged Foods & Meats - 0.30%
Chobani LLC	9.500% 10/2029 (PIK)		10/1/2029	USD	984	1,068	(d) (f)

Paper & Plastic Packaging Products & Materials - 1.12%
Novolex Holdings LLC	8.750% 04/2030		4/15/2030	USD	3,918	4,001	(f)

Paper Products - 0.55%
Fiber Bidco Spa	10.750% 06/2029 SUN		6/15/2029	EUR	1,826	1,970	(d) (f)

Passenger Airlines - 3.75%
JetBlue Airways Corp	0.500% 04/2026		4/1/2026	USD	12,846	12,070
OneSky Flight LLC (aka FlexJet Inc)	8.875% 12/2029		12/15/2029	USD	1,340	1,374	(f)

Pharmaceuticals - 0.19%
Nidda Healthcare Holding AG	7.500% 08/2026		8/21/2026	EUR	643	685	(a) (f)

Real Estate Services - 2.08%
Anywhere Real Estate Group LLC	0.250% 06/2026		6/15/2026	USD	8,312	7,479

Research & Consulting Services - 0.20%
Amentum Holdings Inc	7.250% 08/2032		8/1/2032	USD	711	721	(f)

Restaurants - 2.44%
Golden Nugget Inc.	6.750% 07/2030		1/15/2030	USD	9,274	8,743	(f)

Specialty Chemicals - 0.28%
Solenis International LP	9.625% 11/2028		11/15/2028	EUR	916	1,013	(f)

Trading Companies & Distributors - 0.57%
AerCap Holdings	6.500% 06/2045		6/15/2045	USD	2,029	2,030	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $240,788)						$245,278

Asset Backed Securities - 10.25%

Specialized Finance - 10.25%
AGL CLO 24 Ltd	AGL 2023-24A E	SOFR + 8.65%	7/25/2036	USD	1,250	$1,293	(b) (f)
AGL CLO 5 Ltd	AGL 2020-5A ERR	SOFR + 6.09%	7/20/2034	USD	165	166	(b) (f)
Anchorage Capital Clo 20 Ltd	ANCHC 2021-20A ER	SOFR + 7.00%	1/20/2035	USD	536	536	(b) (f)
Anchorage Capital CLO 21 Ltd	ANCHC 2021-21A ER	SOFR + 6.25%	10/20/2034	USD	239	239	(b) (f)
Anchorage Capital CLO 6 Ltd	ANCHC 2015-6A ER3	SOFR + 7.29%	4/22/2034	USD	329	333	(b) (f)
Apidos CLO XLV Ltd	APID 2023-45A D	SOFR + 5.20%	4/26/2036	USD	392	396	(b) (f)
Ares Loan Funding V Ltd	ARES 2024-ALF5A E	SOFR + 6.60%	7/27/2037	USD	380	389	(b) (f)
Ares LXII CLO Ltd	ARES 2021-62A E	SOFR + 6.76%	1/25/2034	USD	387	391	(b) (f)
Ares XXVII CLO Ltd	ARES 2013-2A ER3	SOFR + 6.75%	10/28/2034	USD	490	496	(b) (f)
Ares XXXIX CLO Ltd	ARES 2016-39A ER3	SOFR + 6.75%	7/18/2037	USD	1,386	1,432	(b) (f)
Bain Capital Credit Clo 2019-3 Ltd	BCC 2019-3A ERR	SOFR + 6.85%	10/21/2034	USD	905	908	(b) (f)
Bain Capital Credit CLO 2020-2 Ltd	BCC 2020-2A ER	SOFR + 6.87%	7/19/2034	USD	158	157	(b) (f)
Barings CLO Ltd 2022-I	BABSN 2022-1A E	SOFR + 7.00%	4/15/2035	USD	443	441	(b) (f)
Battery Park CLO II Ltd	BATPK 2022-1A ER	SOFR + 7.22%	10/20/2037	USD	520	536	(b) (f)
Benefit Street Partners CLO XXXIV Ltd	BSP 2024-34A E	SOFR + 6.70%	7/25/2037	USD	323	333	(b) (f)
BlueMountain CLO XXVI Ltd	BLUEM 2019-26A ER	SOFR + 7.39%	10/20/2034	USD	430	434	(b) (f)
BlueMountain CLO XXVIII Ltd	BLUEM 2021-28A E	SOFR + 6.66%	4/15/2034	USD	575	575	(b) (f)
BlueMountain CLO XXXII Ltd	BLUEM 2021-32A ER	SOFR + 6.60%	10/15/2034	USD	514	514	(b) (f)
Brookhaven Park CLO Ltd	BROOKP 2024-1A E	SOFR + 6.50%	4/19/2037	USD	606	622	(b) (f)
Carbone Clo Ltd	CRBN 2017-1A C	SOFR + 2.60%	1/20/2031	USD	367	368	(b) (f)
Carlyle US CLO 2024-2 Ltd	CGMS 2024-2A E	SOFR + 6.85%	4/25/2037	USD	395	407	(b) (f)
Cedar Funding XVIII CLO Ltd	CEDF 2024-18A E	SOFR + 6.65%	4/23/2037	USD	532	547	(b) (f)
CIFC Funding 2022-II Ltd	CIFC 2022-2A ER	SOFR + 4.75%	4/19/2035	USD	289	289	(b) (f)
Clonmore Park CLO DAC	CLONP 1A ER	EURIBOR + 6.82%	8/21/2035	EUR	350	366	(b) (f)
Contego CLO XII DAC	CONTE 12A D	EURIBOR + 5.60%	1/25/2038	EUR	805	854	(b) (f)
CVC Cordatus Loan Fund XXXI DAC	CORDA 31A E	EURIBOR + 6.64%	6/15/2037	EUR	402	427	(b) (f)
CVC Cordatus Opportunity Loan Fund DAC	COLFR 1A E Mtge	EURIBOR + 6.31%	8/15/2033	EUR	356	371	(b) (f)
Dryden 113 CLO Ltd	DRSLF 2022-113A ER2	SOFR + 7.40%	10/15/2037	USD	674	684	(b) (f)
Dryden 87 CLO Ltd	DRSLF 2021-87A E	SOFR + 6.41%	5/20/2034	USD	491	493	(b) (f)
Fernhill Park CLO DAC	FRNPK 1A E	EURIBOR + 6.68%	4/15/2037	EUR	301	319	(b) (f)
Galaxy 33 CLO Ltd	GALXY 2024-33A E	SOFR + 6.65%	4/20/2037	USD	376	389	(b) (f)
Galaxy XXII CLO Ltd	GALXY 2016-22A ERRR	SOFR + 6.75%	4/16/2034	USD	319	321	(b) (f)
Galaxy XXV CLO Ltd	GALXY 2018-25A ER	SOFR + 6.50%	4/25/2036	USD	465	471	(b) (f)
Generate CLO Ltd	GNRT 2024-15A E	SOFR + 6.70%	7/20/2037	USD	388	401	(b) (f)
Glenbrook Park Clo DAC	GLNBR 1A D	EURIBOR + 5.75%	7/21/2036	EUR	500	520	(b) (f)
Golub Capital Partners CLO 53B Ltd	GCBSL 2021-53A E	SOFR + 6.70%	7/20/2034	USD	169	171	(b) (f)
Harvest CLO XXVIII DAC	HARVT 28A DR	EURIBOR + 3.60%	10/25/2034	EUR	273	284	(b) (f)
Henley CLO X DAC	HNLY 10A E	EURIBOR + 6.65%	7/20/2037	EUR	187	197	(b) (f)
HPS Loan Management 10-2016 Ltd	HLM 10A-16 DR3	SOFR + 6.45%	4/20/2034	USD	724	730	(b) (f)
Jamestown CLO XIV Ltd	JTWN 2019-14A DRR	SOFR + 5.65%	10/20/2034	USD	1,020	1,020	(b) (f)
Jamestown CLO XVI Ltd	JTWN 2021-16A ER	SOFR + 6.95%	7/25/2034	USD	541	545	(b) (f)
Madison Park Euro Funding XV DAC	MDPKE 15A DR	EURIBOR + 4.50%	7/15/2036	EUR	321	335	(b) (f)
Madison Park Funding XXXVI Ltd	MDPK 2019-36A ERR	SOFR + 5.60%	4/15/2035	USD	563	565	(b) (f)
Magnetite XXXI Ltd	MAGNE 2021-31A E	SOFR + 6.00%	7/15/2034	USD	1,500	1,519	(b) (f)
Marble Point CLO XVI Ltd	MP16 2019-2A ER	SOFR + 7.27%	11/16/2034	USD	684	687	(b) (f)
Neuberger Berman Loan Advisers Clo 44 Ltd	NEUB 2021-44A ER	SOFR + 5.15%	10/16/2035	USD	415	415	(b) (f)
Neuberger Berman Loan Advisers CLO 46 Ltd	NEUB 2021-46A ER	SOFR + 5.15%	1/20/2037	USD	940	940	(b) (f)
Neuberger Berman Loan Advisers CLO 55 Ltd	NEUB 2024-55A E	SOFR + 6.50%	4/22/2038	USD	343	355	(b) (f)
Oaktree CLO 2021-2 Ltd	OAKCL 2021-2A ER	SOFR + 4.50%	1/15/2035	USD	1,006	1,006	(b) (f)
Palmer Square European CLO 2021-1 DAC	PLMER 2021-1A E	EURIBOR + 5.71%	4/15/2034	EUR	460	480	(b) (f)
Palmer Square European CLO 2024-1 DAC	PLMER 2024-1A E	EURIBOR + 6.68%	5/15/2037	EUR	301	319	(b) (f)
Palmer Square European Loan Funding 2024-1 DAC	PSTET 2024-1A E	EURIBOR + 6.75%	8/15/2033	EUR	312	329	(b) (f)
Parallel 2021-1 Ltd	PARL 2021-1A ER	SOFR + 6.25%	7/15/2034	USD	336	336	(b) (f)
Penta CLO 12 DAC	PENTA 2022-12A ER	EURIBOR + 7.09%	5/9/2037	EUR	563	603	(b) (f)
Penta CLO 14 DAC	PENTA 2023-14A ER	EURIBOR + 6.35%	10/20/2037	EUR	340	364	(b) (f)
Penta CLO 16 DAC	PENTA 2024-16A E	EURIBOR + 6.79%	10/18/2036	EUR	362	384	(b) (f)
Penta CLO 5 DAC	PENTA 2018-5A ER	EURIBOR + 5.92%	4/20/2035	EUR	335	352	(b) (f)
Providus Clo X DAC	PRVD 10A E	EURIBOR + 6.74%	11/18/2038	EUR	304	323	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E	SOFR + 7.90%	1/25/2033	USD	431	438	(b) (f)
RAD CLO 21 Ltd	RAD 2023-21A E1R	SOFR + 4.90%	1/25/2037	USD	431	431	(b) (f)
Rad CLO 4 Ltd	RAD 2019-4A ER	SOFR + 6.50%	4/25/2032	USD	419	423	(b) (f)
Regatta XXVIII Funding Ltd	REG28 2024-2A E	SOFR + 7.00%	4/25/2037	USD	376	386	(b) (f)
Rockford Tower CLO 2020-1 Ltd	Rockford Tower 2020-1 Refi Class ER	SOFR + 5.90%	1/20/2036	USD	374	374	(b) (f)
Romark Credit Funding II Ltd	RCF 2021-2A E	7.08%	10/25/2039	USD	1,200	1,113	(b) (f)
Sculptor CLO XXVIII Ltd	SCUL 28A ER	SOFR + 6.30%	1/20/2035	USD	717	717	(b) (f)
Shackleton 2019-XV CLO Ltd	SHACK 2019-15A D1R	SOFR + 3.45%	1/15/2032	USD	367	369	(b) (f)
TCW CLO 2022-1 Ltd	TCW 2022-1A E	SOFR + 6.89%	4/22/2033	USD	562	565	(b) (f)
Trinitas Clo XX Ltd	TRNTS 2022-20A E	SOFR + 8.15%	7/20/2035	USD	592	601	(b) (f)
Trinitas Euro CLO VII DAC	TRNTE 7A E	EURIBOR + 6.55%	7/25/2037	EUR	264	281	(b) (f)
Voya CLO 2019-3 Ltd	VOYA 2019-3A ER	SOFR + 6.76%	10/17/2032	USD	580	588	(b) (f)
Voya CLO 2021-1 Ltd	VOYA 2021-1A ER	SOFR + 5.75%	7/15/2034	USD	215	215	(b) (f)
Voya CLO 2022-1 Ltd	VOYA 2022-1A ER	SOFR + 6.90%	4/20/2035	USD	595	603	(b) (f)
TOTAL ASSET BACKED SECURITIES (Amortized cost $36,260)						$36,781

Issuer	Asset			Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 0.94%

Broadline Retail - 0.57%
Belk Inc	Common Stock			USD	82,904	$2,047	(a) (b) (e)

Construction & Engineering - 0.00%
Yak Access LLC	Common Stock			USD	9,358	15	(a) (e)

Diversified Metals & Mining - 0.17%
Foresight Energy LLC	Common Stock			USD	320,381	623	(a) (b) (e)

Human Resource & Employment Services - 0.06%
SIRVA Worldwide Inc	Common Stock (Class A)			USD	2,475	1	(a) (b) (e)
SIRVA Worldwide Inc	Common Stock (Class B)			USD	32,077	11	(a) (b) (e)
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)		8/20/2030	USD	569	123	(a) (b) (d)
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)		8/20/2030	USD	287	62	(a) (b) (d)

Oil & Gas Equipment & Services - 0.03%
Proserv Group Parent LLC	Preferred Stock			USD	36,249	94	(b) (e)

Health Care Facilities - 0.11%
Quorum Health Corp	Trade Claim			USD	3,964,000	412	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $7,785)						$3,388

TOTAL INVESTMENTS (Cost $555,721)						$541,514

Money Market Funds - 12.77%
U.S. Government Securities - 12.77%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	Class IN			USD	45,800,476	45,800	(g)
TOTAL MONEY MARKET FUNDS (Cost $45,800)						$45,800

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUNDS (Cost $602,521) - 163.63%						$587,314
LIABILITIES EXCEEDING OTHER ASSETS, NET - (63.63%)						(228,577)
NET ASSETS - 100.00%						$358,737

TL	Term loan.
DD	Delayed draw term loan
1L	First lien.
2L	Second lien.
Perpetual	Security with no maturity date
EURIBOR	Euro Interbank Offered Rate as of January 31, 2025 was 2.66%
SOFR	Secured Overnight Financing Rate as of January 31, 2025 was 4.31%
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(g)	The money market fund's average 7-day yield as of January 31, 2025 was 4.31%.
(h)	Investment is an unfunded or partially funded commitment.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets

Leveraged Loans
Solera LLC	TL 2L 06/21 PIK Toggle	11,527	$11,334	$11,527	6/4/2021	3.21%
Astound Broadband (RCN/Radiate)	TL 1L B 10/21	7,388	6,597	6,638	6/28/2023	1.85%
Accuride Corp	TL 1L 10/24 DIP Financing	1,872	1,872	1,557	10/11/2024	0.43%
Accuride Corp	TL 1L B 07/23	5,564	5,375	-	4/27/2023	0.00%
Accuride Corp	TL 1L DD 10/24	962	962	800	10/16/2024	0.22%
Foresight Energy LLC	TL 1L A 06/20	2,118	2,118	1,953	6/30/2020	0.54%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	7,943	7,908	7,903	4/23/2021	2.20%
Drive DeVilbiss Healthcare LLC	TL 1L 09/22 PIK	1,172	1,172	1,180	9/26/2022	0.33%
SIRVA Worldwide Inc	TL 1L 08/24	302	302	302	8/20/2024	0.08%
SIRVA Worldwide Inc	TL 1L 08/24	1,287	1,280	1,287	8/20/2024	0.36%
SIRVA Worldwide Inc	TL 1L DD 08/24	749	465	474	8/22/2024	0.13%
Aimbridge Acquisition Co Inc	TL 1L B 09/20	2,236	2,214	1,420	9/22/2020	0.40%
Aimbridge Acquisition Co Inc	TL 1L B 10/19	9,809	9,532	6,245	4/27/2023	1.74%
Nidda Healthcare Holding AG	TL 1L B2 06/24 EUR	906	1,016	946	4/27/2023	0.26%
Vantage Specialty Chemicals Inc	TL 1L B 02/23	11,250	10,955	11,132	3/13/2023	3.10%

High Yield Securities
Cision Ltd	9.500% 02/2028	6,449	6,644	2,999	11/8/2021	0.84%
Nidda Healthcare Holding AG	7.500% 08/2026	643	715	685	10/20/2023	0.19%

Equity & Other Investments
Belk Inc	Common Stock	82,904	1,362	2,047	7/22/2024	0.57%
Yak Access LLC	Common Stock	9,358	-	15	3/10/2023	0.00%
Foresight Energy LLC	Common Stock	320,381	3,666	623	6/30/2020	0.17%
SIRVA Worldwide Inc	Common Stock (Class A)	2,475	7	1	8/20/2024	0.00%
SIRVA Worldwide Inc	Common Stock (Class B)	32,077	37	11	8/20/2024	0.00%
SIRVA Worldwide Inc	15.250% 08/2030 (Class A)	569	578	123	8/20/2024	0.03%
SIRVA Worldwide Inc	15.250% 08/2030 (Class B)	287	125	62	8/20/2024	0.02%
Total			$76,236	$59,930